7. Recoverable Taxes (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
SummaryOfRecoverableTaxesLineItems [Line Items]
Recoverable taxes	R$ 1,194,826	R$ 724,389
Current	881,584	541,772
Non-current	313,242	182,617
ICMS
SummaryOfRecoverableTaxesLineItems [Line Items]
Recoverable taxes	580,630	459,255
Provision for ICMS losses(1)
SummaryOfRecoverableTaxesLineItems [Line Items]
Recoverable taxes	(72,076)	(68,683)
PIS and COFINS
SummaryOfRecoverableTaxesLineItems [Line Items]
Recoverable taxes	348,333	109,552
IRPJ and CSLL
SummaryOfRecoverableTaxesLineItems [Line Items]
Recoverable taxes	295,172	195,276
Value-Added Tax
SummaryOfRecoverableTaxesLineItems [Line Items]
Recoverable taxes	27,180	22,121
Others
SummaryOfRecoverableTaxesLineItems [Line Items]
Recoverable taxes	R$ 15,587	R$ 6,868